DEFERRED REVENUES	12 Months Ended
Dec. 31, 2022
DEFERRED REVENUES

NOTE 13 – DEFERRED REVENUES:

The Company has invoiced its one major customer in the Smart Cart segment a sum amount of $1,373 for smart carts that as of December 31, 2022, have yet to be delivered. Throughout the year ended December 31, 2022, the balance of deferred revenues has changed each time the Company invoiced the aforementioned customer. The amount has been set off against total revenues and credited to deferred revenues.